Debt - Schedule of Maturities of Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Long-Term Debt, Rolling Maturity [Abstract]
Remainder 2024	$ 7,642
2025	85,190
2026	10,190
2027	64,408
2028	1,511,252
2029 and thereafter	800,321
Total	$ 2,479,003	$ 2,519,857